PREFERRED STOCK (Tables)	12 Months Ended
Dec. 31, 2011
Preferred Stock (Tables) [Abstract]
Schedule Of Preferred Stock
PREFERRED STOCK

	Call/
	Redemption	December 31,
	Price	2011	2010
		(in millions)
Contingently redeemable:
SDG&E:
$20 par value, authorized 1,375,000 shares:
5% Series, 375,000 shares outstanding	$24.00	$8	$8
4.5% Series, 300,000 shares outstanding	$21.20	6	6
4.4% Series, 325,000 shares outstanding	$21.00	7	7
4.6% Series, 373,770 shares outstanding	$20.25	7	7
Without par value:
$1.70 Series, 1,400,000 shares outstanding	$25.17	35	35
$1.82 Series, 640,000 shares outstanding	$26.00	16	16
SDG&E - Total contingently redeemable preferred stock		79	79
Sempra Energy - Total preferred stock of subsidiary,
contingently redeemable		$79	$79

SoCalGas:
$25 par value, authorized 1,000,000 shares:
6% Series, 79,011 shares outstanding		$3	$3
6% Series A, 783,032 shares outstanding		19	19
Total preferred stock of SoCalGas		22	22
Less: 50,970 shares of the 6% Series outstanding owned by PE		(2)	(2)
		20	20
Pacific Enterprises:
Without par value, authorized 15,000,000 shares; outstanding as of December 31, 2010:
$4.75 Dividend, 200,000 shares	$100.00	―	20
$4.50 Dividend, 300,000 shares	$100.00	―	30
$4.40 Dividend, 100,000 shares	$101.50	―	10
$4.36 Dividend, 200,000 shares	$101.00	―	20
$4.75 Dividend, 253 shares	$101.00	―	―
Total preferred stock of Pacific Enterprises		―	80

Sempra Energy - Total preferred stock of subsidiaries		$20	$100